Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 16,557
2020	10,761
2021	7,450
2022	6,412
2023	5,597
Thereafter	34,210
Total	$ 80,987	$ 100,251